UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2015

Item 1.

Reports to Stockholders

Fidelity® International Real Estate Fund Class A, Class T, Class B and Class C Annual Report July 31, 2015 Class A, Class T, Class B and Class C are classes of Fidelity® International Real Estate Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended July 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(4.18)%	8.80%	3.77%
Class T (incl. 3.50% sales charge)	(2.06)%	9.03%	3.79%
Class B (incl. contingent deferred sales charge)	(3.92)%	8.99%	3.84%
Class C (incl. contingent deferred sales charge)	(0.01)%	9.30%	3.73%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on April 4, 2007. Returns prior to April 4, 2007, are those of Fidelity® International Real Estate Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to April 4, 2007, would have been lower.

 Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on April 4, 2007. Returns prior to April 4, 2007, are those of Fidelity® International Real Estate Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to April 4, 2007, would have been lower.

 Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on April 4, 2007. Returns prior to April 4, 2007, are those of Fidelity® International Real Estate Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to April 4, 2007, would have been lower.

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on April 4, 2007. Returns prior to April 4, 2007, are those of Fidelity® International Real Estate Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to April 4, 2007, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® International Real Estate Fund - Class A on July 31, 2005, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

See previous page for additional information regarding the performance of Class A.

Period Ending Values
$14,477	Fidelity Advisor® International Real Estate Fund - Class A
$16,562	MSCI EAFE Index

Management's Discussion of Fund Performance

Market Recap:  International real estate securities ran a turbulent course for the 12 months ending July 31, 2015. As measured by the FTSE® EPRA℠/NAREIT® Developed ex North America Index, international property stocks returned -1.69%, compared with the 11.29% result for the Dow Jones U.S. Select Real Estate Securities Index℠, a proxy for the U.S. market. Geopolitical risks – including conflict between Russia and Ukraine, pro-democracy protests in Hong Kong, persistent turmoil in the Middle East, ongoing debt drama for Greece, and slowing growth in China – continued to threaten markets. These factors, combined with currency fluctuations and a steep decline in the price of commodities, drove investors toward perceived safer-haven areas, curtailing results for international real estate investment trusts (REITs). Among the FTSE index’s country components, the best results came from the U.K. (+18%), which continued to see strong demand, and the rest of Europe (+1%), where returns were driven by continued quantitative easing. Asia-Pacific ex Japan (-3%) was held back by Singapore, amid impending interest rate hikes and declining distribution-per-unit growth there. Japan (-11%) saw the most dramatic regional decline. Despite a surge in late October on stimulus measures, an increasingly cautious outlook on Japan’s property market caused that market to plunge.

Comments from Portfolio Manager Guillermo de las Casas:  For the year, the fund’s share classes outperformed the benchmark FTSE® EPRA℠/NAREIT® Developed ex North America Index. (For specific class-level results, please see the Performance section of this report.) Versus the index, security selection and market allocation fueled the fund’s result. In terms of geography, picks in Europe and Japan helped the most. An overweighting in Germany-based Gagfah was the fund’s top individual contributor. Competitor and fund holding Deutsche Annington Immobilien – Europe’s second largest property company by market cap as well as Germany’s largest residential investment company – offered to buy Gagfah in December. The deal created Europe’s second-largest real estate company. Gagfah was sold from the fund by period end. U.K.’s self-storage providers Safestore Holdings, a mid-cap firm that lagged last year, and Big Yellow Group - the industry leader in that region - also were big contributors. Both stocks were propelled by an increase in occupancy rates in the spring. On the flip side, avoiding two large U.K.-based index components, both of which are commercial property development companies – Land Securities Group, the biggest developer in the region, and British Land - weighed on the fund’s relative result as these stocks outperformed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Mitsubishi Estate Co. Ltd.	5.5	6.6
Mitsui Fudosan Co. Ltd.	5.3	4.8
Sun Hung Kai Properties Ltd.	5.2	5.2
Westfield Corp. unit	3.8	3.3
Deutsche Annington Immobilien SE	3.7	0.0
Wing Tai Holdings Ltd.	2.9	3.0
Sumitomo Realty & Development Co. Ltd.	2.9	1.3
UOL Group Ltd.	2.8	3.4
LEG Immobilien AG	2.8	3.9
Safestore Holdings PLC	2.7	2.4
	37.6

Top Five Countries as of July 31, 2015

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	20.4	21.2
United Kingdom	14.1	15.3
Hong Kong	10.3	10.8
Germany	8.9	4.9
Singapore	8.8	10.6

Top Five REIT Sectors as of July 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	12.6	16.2
REITs - Warehouse/Industrial	5.7	5.4
REITs - Health Care	3.3	2.3
REITs - Office Property	2.7	4.2
REITs - Apartments	1.9	2.2

Asset Allocation (% of fund's net assets)

As of July 31, 2015 *
Stocks	93.8%
Short-Term Investments and Net Other Assets (Liabilities)	6.2%

 * Foreign investments - 93.8%

As of January 31, 2015 *
Stocks	94.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

 * Foreign investments - 94.8%

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 8.5%
360 Capital Group Ltd. unit	1,151,768	$883,979
Abacus Property Group unit	2,239,684	5,091,372
ALE Property Group	325,000	867,089
APN Property Group Ltd.	2,812,372	770,889
Ardent Leisure Group unit	575,000	1,017,117
Charter Hall Group unit	539,587	1,865,565
Hotel Property Investments unit	497,270	955,951
Ingenia Communities Group unit	2,858,228	981,934
Mirvac Group unit	4,062,126	5,611,809
National Storage (REIT) unit	642,411	786,530
Westfield Corp. unit	2,055,802	15,071,965

TOTAL AUSTRALIA		33,904,200

Austria - 1.7%
Buwog-Gemeinnuetzige Wohnung (a)	332,618	6,710,519
Belgium - 1.7%
Warehouses de Pauw	84,409	6,668,068
Bermuda - 5.3%
Great Eagle Holdings Ltd.	2,208,385	7,691,446
Hongkong Land Holdings Ltd.	1,333,100	10,264,870
Tai Cheung Holdings Ltd.	3,382,000	2,979,640

TOTAL BERMUDA		20,935,956

France - 3.3%
Accor SA	59,342	2,911,575
Altarea	20,546	3,497,520
Societe Fonciere Lyonnaise SA	131,558	5,923,827
Terreis	34,300	1,000,515

TOTAL FRANCE		13,333,437

Germany - 8.9%
alstria office REIT-AG (a)	402,000	5,551,819
Deutsche Annington Immobilien SE	467,490	14,581,153
DIC Asset AG	471,700	4,125,189
LEG Immobilien AG	150,777	10,963,770

TOTAL GERMANY		35,221,931

Greece - 0.2%
Grivalia Properties REIC	129,339	996,856
Hong Kong - 10.3%
Cheung Kong Property Holdings Ltd. (b)	273,500	2,279,078
Hysan Development Co. Ltd.	2,160,703	9,253,427
Magnificent Estates Ltd.	54,693,000	1,940,144
Shun Ho Technology Holdings Ltd. (b)	830,065	291,240
Sino Land Ltd.	3,570,348	5,545,063
Sun Hung Kai Properties Ltd.	1,354,044	20,802,425
Wheelock and Co. Ltd.	190,000	984,031

TOTAL HONG KONG		41,095,408

Ireland - 0.1%
Hibernia (REIT) PLC	300,000	433,260
Israel - 0.8%
Azrieli Group	74,700	3,096,455
Italy - 0.9%
Beni Stabili SpA SIIQ	2,480,262	1,961,242
Immobiliare Grande Distribuzione SpA	1,771,488	1,645,924

TOTAL ITALY		3,607,166

Japan - 20.4%
Advance Residence Investment Corp.	3,374	7,364,078
Fukuoka (REIT) Investment Fund	3,881	6,529,136
Goldcrest Co. Ltd.	47,000	963,247
Ichigo, Inc. (a)	639,800	1,579,689
Kenedix, Inc.	527,000	2,062,331
Mitsubishi Estate Co. Ltd.	982,000	21,829,264
Mitsui Fudosan Co. Ltd.	738,000	21,011,280
Open House Co. Ltd.	30,000	497,922
Ship Healthcare Holdings, Inc.	81,600	1,730,959
Sumitomo Realty & Development Co. Ltd.	324,000	11,369,476
Sundrug Co. Ltd.	7,000	408,359
The Sumitomo Warehouse Co. Ltd.	177,000	956,873
Tokyu Fudosan Holdings Corp.	361,700	2,731,684
Uchiyama Holdings Co. Ltd.	481,300	1,980,579

TOTAL JAPAN		81,014,877

Netherlands - 1.2%
VastNed Retail NV	101,749	4,629,071
Norway - 1.7%
Olav Thon Eiendomsselskap A/S	239,300	4,321,107
Selvaag Bolig ASA (a)(b)	756,200	2,406,968

TOTAL NORWAY		6,728,075

Singapore - 8.8%
Keppel DC (REIT)	2,479,900	1,961,360
Parkway Life REIT	5,793,400	10,262,027
UOL Group Ltd.	2,293,936	11,203,390
Wing Tai Holdings Ltd.	8,275,181	11,370,570

TOTAL SINGAPORE		34,797,347

Spain - 1.5%
Inmobiliaria Colonial SA (a)(b)	5,333,700	3,965,687
Melia Hotels International SA (a)	136,900	1,971,094

TOTAL SPAIN		5,936,781

Sweden - 3.5%
Castellum AB	265,000	3,778,364
Hufvudstaden AB Series A	308,350	3,988,972
Kungsleden AB	436,700	2,923,398
Wallenstam AB (B Shares)	432,600	3,131,639

TOTAL SWEDEN		13,822,373

Switzerland - 0.9%
PSP Swiss Property AG	39,500	3,546,130
United Kingdom - 14.1%
Assura PLC	1,637,252	1,393,464
Big Yellow Group PLC	672,100	7,394,326
Derwent London PLC	142,123	8,067,751
Development Securities PLC	315,000	1,322,034
Hansteen Holdings PLC (a)	1,550,000	2,948,239
Helical Bar PLC	1,437,427	9,545,833
Primary Health Properties PLC	172,675	1,099,530
Safestore Holdings PLC	2,316,500	10,906,950
Segro PLC	773,486	5,421,120
St. Modwen Properties PLC	442,925	3,293,846
Unite Group PLC	476,790	4,698,294

TOTAL UNITED KINGDOM		56,091,387

TOTAL COMMON STOCKS
(Cost $374,870,484)		372,569,297

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 0.17% (c)	23,508,834	23,508,834
Fidelity Securities Lending Cash Central Fund, 0.18% (c)(d)	6,438,255	6,438,255
TOTAL MONEY MARKET FUNDS
(Cost $29,947,089)		29,947,089
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $404,817,573)		402,516,386
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(5,345,444)
NET ASSETS - 100%		$397,170,942

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,349
Fidelity Securities Lending Cash Central Fund	50,462
Total	$80,811

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,131,170	$8,131,170	$--	$--
Consumer Staples	408,359	408,359	--	--
Financials	359,361,357	358,364,501	--	996,856
Health Care	3,711,538	3,711,538	--	--
Industrials	956,873	956,873	--	--
Money Market Funds	29,947,089	29,947,089	--	--
Total Investments in Securities:	$402,516,386	$401,519,530	$--	$996,856

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$193,149,286

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015
Assets
Investment in securities, at value (including securities loaned of $6,182,323) — See accompanying schedule: Unaffiliated issuers (cost $374,870,484)	$372,569,297
Fidelity Central Funds (cost $29,947,089)	29,947,089
Total Investments (cost $404,817,573)		$402,516,386
Foreign currency held at value (cost $141,923)		141,919
Receivable for fund shares sold		1,040,802
Dividends receivable		854,800
Distributions receivable from Fidelity Central Funds		8,360
Other receivables		8,164
Total assets		404,570,431
Liabilities
Payable for fund shares redeemed	$506,903
Accrued management fee	228,781
Distribution and service plan fees payable	11,095
Other affiliated payables	112,286
Other payables and accrued expenses	102,169
Collateral on securities loaned, at value	6,438,255
Total liabilities		7,399,489
Net Assets		$397,170,942
Net Assets consist of:
Paid in capital		$658,443,472
Undistributed net investment income		4,972,026
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(263,915,393)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,329,163)
Net Assets		$397,170,942
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,162,355 ÷ 1,624,787 shares)		$10.56
Maximum offering price per share (100/94.25 of $10.56)		$11.20
Class T:
Net Asset Value and redemption price per share ($4,938,940 ÷ 471,047 shares)		$10.49
Maximum offering price per share (100/96.50 of $10.49)		$10.87
Class B:
Net Asset Value and offering price per share ($185,954 ÷ 17,919 shares)(a)		$10.38
Class C:
Net Asset Value and offering price per share ($6,547,695 ÷ 634,518 shares)(a)		$10.32
International Real Estate:
Net Asset Value, offering price and redemption price per share ($330,909,846 ÷ 30,985,398 shares)		$10.68
Class I:
Net Asset Value, offering price and redemption price per share ($37,426,152 ÷ 3,517,543 shares)		$10.64

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2015
Investment Income
Dividends		$9,937,021
Special dividends		4,858,262
Interest		8
Income from Fidelity Central Funds		80,811
Income before foreign taxes withheld		14,876,102
Less foreign taxes withheld		(668,855)
Total income		14,207,247
Expenses
Management fee	$2,621,594
Transfer agent fees	1,111,178
Distribution and service plan fees	126,032
Accounting and security lending fees	195,111
Custodian fees and expenses	85,015
Independent trustees' compensation	6,544
Registration fees	92,189
Audit	63,527
Legal	4,476
Miscellaneous	4,591
Total expenses before reductions	4,310,257
Expense reductions	(20,000)	4,290,257
Net investment income (loss)		9,916,990
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,820,595
Foreign currency transactions	(20,412)
Total net realized gain (loss)		18,800,183
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,775,467)
Assets and liabilities in foreign currencies	(19,074)
Total change in net unrealized appreciation (depreciation)		(22,794,541)
Net gain (loss)		(3,994,358)
Net increase (decrease) in net assets resulting from operations		$5,922,632

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,916,990	$6,793,871
Net realized gain (loss)	18,800,183	29,767,981
Change in net unrealized appreciation (depreciation)	(22,794,541)	10,181,937
Net increase (decrease) in net assets resulting from operations	5,922,632	46,743,789
Distributions to shareholders from net investment income	(5,351,966)	(6,758,423)
Distributions to shareholders from net realized gain	(10,638,166)	(13,002,325)
Total distributions	(15,990,132)	(19,760,748)
Share transactions - net increase (decrease)	30,504,182	(53,161,192)
Redemption fees	66,458	90,758
Total increase (decrease) in net assets	20,503,140	(26,087,393)
Net Assets
Beginning of period	376,667,802	402,755,195
End of period (including undistributed net investment income of $4,972,026 and undistributed net investment income of $4,396,784, respectively)	$397,170,942	$376,667,802

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.11	$8.37	$9.21	$8.46
Income from Investment Operations
Net investment income (loss)A	.26B	.16	.14	.16	.34C
Net realized and unrealized gain (loss)	(.10)D	1.09	2.03	(.65)	1.04
Total from investment operations	.16	1.25	2.17	(.49)	1.38
Distributions from net investment income	(.14)	(.16)	(.17)	(.17)	(.33)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.45)	(.51)	(.44)	(.35)	(.63)E
Redemption fees added to paid in capitalA	–F	–F	.01	–F	–F
Net asset value, end of period	$10.56	$10.85	$10.11	$8.37	$9.21
Total ReturnG,H	1.67%D	12.85%	26.94%	(4.88)%	16.76%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.34%	1.38%	1.40%	1.44%	1.42%
Expenses net of fee waivers, if any	1.34%	1.38%	1.40%	1.44%	1.42%
Expenses net of all reductions	1.34%	1.38%	1.39%	1.37%	1.36%
Net investment income (loss)	2.45%B	1.57%	1.51%	2.09%	3.67%C
Supplemental Data
Net assets, end of period (000 omitted)	$17,162	$13,933	$13,173	$7,117	$7,047
Portfolio turnover rateK	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.64%.

 E Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

 F Amount represents less than $.01 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.04	$8.32	$9.16	$8.41
Income from Investment Operations
Net investment income (loss)A	.22B	.13	.12	.14	.31C
Net realized and unrealized gain (loss)	(.08)D	1.07	2.01	(.66)	1.04
Total from investment operations	.14	1.20	2.13	(.52)	1.35
Distributions from net investment income	(.10)	(.14)	(.15)	(.14)	(.31)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.41)	(.48)E	(.42)	(.32)	(.60)
Redemption fees added to paid in capitalA	–F	–F	.01	–F	–F
Net asset value, end of period	$10.49	$10.76	$10.04	$8.32	$9.16
Total ReturnG,H	1.49%D	12.50%	26.62%	(5.23)%	16.54%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.64%	1.66%	1.68%	1.72%	1.69%
Expenses net of fee waivers, if any	1.64%	1.66%	1.68%	1.70%	1.69%
Expenses net of all reductions	1.63%	1.65%	1.66%	1.63%	1.63%
Net investment income (loss)	2.15%B	1.30%	1.23%	1.83%	3.41%C
Supplemental Data
Net assets, end of period (000 omitted)	$4,939	$5,563	$5,081	$2,570	$2,496
Portfolio turnover rateK	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividends which amounted to $.14 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .86%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.38%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.46%.

 E Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

 F Amount represents less than $.01 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class B

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$9.94	$8.24	$9.05	$8.32
Income from Investment Operations
Net investment income (loss)A	.17B	.08	.07	.10	.26C
Net realized and unrealized gain (loss)	(.08)D	1.08	1.99	(.64)	1.03
Total from investment operations	.09	1.16	2.06	(.54)	1.29
Distributions from net investment income	(.08)	(.08)	(.10)	(.09)	(.27)
Distributions from net realized gain	(.30)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.38)	(.43)	(.37)	(.27)	(.56)
Redemption fees added to paid in capitalA	–E	–E	.01	–E	–E
Net asset value, end of period	$10.38	$10.67	$9.94	$8.24	$9.05
Total ReturnF,G	.95%D	12.08%	25.87%	(5.61)%	15.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.12%	2.14%	2.16%	2.19%	2.17%
Expenses net of fee waivers, if any	2.12%	2.14%	2.16%	2.19%	2.17%
Expenses net of all reductions	2.12%	2.13%	2.14%	2.12%	2.11%
Net investment income (loss)	1.67%B	.82%	.76%	1.34%	2.92%C
Supplemental Data
Net assets, end of period (000 omitted)	$186	$373	$456	$457	$570
Portfolio turnover rateJ	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .37%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .92%.

 E Amount represents less than $.01 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.60	$9.89	$8.21	$9.03	$8.30
Income from Investment Operations
Net investment income (loss)A	.17B	.08	.07	.10	.26C
Net realized and unrealized gain (loss)	(.08)D	1.07	1.99	(.64)	1.04
Total from investment operations	.09	1.15	2.06	(.54)	1.30
Distributions from net investment income	(.07)	(.09)	(.12)	(.10)	(.28)
Distributions from net realized gain	(.30)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.37)	(.44)	(.39)	(.28)	(.57)
Redemption fees added to paid in capitalA	–E	–E	.01	–E	–E
Net asset value, end of period	$10.32	$10.60	$9.89	$8.21	$9.03
Total ReturnF,G	.97%D	12.04%	25.96%	(5.68)%	16.07%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.09%	2.13%	2.16%	2.19%	2.17%
Expenses net of fee waivers, if any	2.09%	2.13%	2.16%	2.19%	2.17%
Expenses net of all reductions	2.09%	2.13%	2.14%	2.12%	2.11%
Net investment income (loss)	1.70%B	.82%	.76%	1.34%	2.92%C
Supplemental Data
Net assets, end of period (000 omitted)	$6,548	$6,504	$6,872	$3,164	$3,208
Portfolio turnover rateJ	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .94%.

 E Amount represents less than $.01 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.21	$8.44	$9.30	$8.53
Income from Investment Operations
Net investment income (loss)A	.28B	.19	.17	.18	.36C
Net realized and unrealized gain (loss)	(.09)D	1.09	2.05	(.67)	1.06
Total from investment operations	.19	1.28	2.22	(.49)	1.42
Distributions from net investment income	(.16)	(.18)	(.19)	(.19)	(.35)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.47)	(.53)	(.46)	(.37)	(.65)E
Redemption fees added to paid in capitalA	–F	–F	.01	–F	–F
Net asset value, end of period	$10.68	$10.96	$10.21	$8.44	$9.30
Total ReturnG	1.95%D	13.12%	27.31%	(4.76)%	17.15%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.12%	1.13%	1.16%	1.19%	1.17%
Expenses net of fee waivers, if any	1.12%	1.13%	1.16%	1.19%	1.17%
Expenses net of all reductions	1.12%	1.13%	1.14%	1.12%	1.11%
Net investment income (loss)	2.67%B	1.82%	1.76%	2.34%	3.92%C
Supplemental Data
Net assets, end of period (000 omitted)	$330,910	$342,960	$367,269	$251,543	$322,045
Portfolio turnover rateJ	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.92%.

 E Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

 F Amount represents less than $.01 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$10.18	$8.42	$9.28	$8.51
Income from Investment Operations
Net investment income (loss)A	.29B	.19	.18	.18	.36C
Net realized and unrealized gain (loss)	(.09)D	1.09	2.03	(.67)	1.06
Total from investment operations	.20	1.28	2.21	(.49)	1.42
Distributions from net investment income	(.17)	(.19)	(.19)	(.20)	(.35)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.48)	(.54)	(.46)	(.37)E	(.65)F
Redemption fees added to paid in capitalA	–G	–G	.01	–G	–G
Net asset value, end of period	$10.64	$10.92	$10.18	$8.42	$9.28
Total ReturnH	2.01%D	13.16%	27.33%	(4.73)%	17.18%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.03%	1.12%	1.10%	1.19%	1.17%
Expenses net of fee waivers, if any	1.03%	1.12%	1.10%	1.19%	1.17%
Expenses net of all reductions	1.03%	1.12%	1.09%	1.12%	1.11%
Net investment income (loss)	2.76%B	1.84%	1.81%	2.34%	3.92%C
Supplemental Data
Net assets, end of period (000 omitted)	$37,426	$7,336	$9,905	$1,947	$1,785
Portfolio turnover rateK	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.46%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.98%.

 E Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

 G Amount represents less than $.01 per share.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2015

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$17,307,736
Gross unrealized depreciation	(22,669,419)
Net unrealized appreciation (depreciation) on securities	$(5,361,683)
Tax Cost	$407,878,069

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,561,844
Capital loss carryforward	$(260,441,503)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,389,659)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(123,841,971)
2018	(136,599,532)
Total with expiration	$(260,441,503)

The Fund intends to elect to defer to its next fiscal year $5,003,212 of capital losses recognized during the period November 1, 2014 to July 31, 2015.

The tax character of distributions paid was as follows:

	July 31, 2015	July 31, 2014
Ordinary Income	$ 15,990,132	$ 19,760,748

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $288,764,035 and $298,002,141, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	–%	.25%	$35,975	$262
Class T	.25%	.25%	25,098	16
Class B	.75%	.25%	2,675	2,007
Class C	.75%	.25%	62,284	13,937
			$126,032	$16,222

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,704
Class T	1,620
Class B*	38
Class C*	1,701
$12,063

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$39,714.28
Class T	16,001.32
Class B	804.30
Class C	17,077.27
International Real Estate	997,303.30
Class I	40,279.21
	$1,111,178

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $193 for the period.

Other. During the period, the investment adviser reimbursed the Fund $97,302 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $540 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,462.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,886 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $1,581 and a portion of class-level operating expenses as follows:

Amount
Class A	$205
Class T	11
Class C	93
International Real Estate	1,021
Class I	194
$1,524

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2015	2014
From net investment income
Class A	$181,420	$187,181
Class T	50,433	65,518
Class B	2,573	3,710
Class C	43,291	59,254
International Real Estate	4,923,960	6,296,631
Class I	150,289	146,129
Total	$5,351,966	$6,758,423
From net realized gain
Class A	$396,004	$414,914
Class T	151,630	167,858
Class B	8,904	16,133
Class C	181,835	231,539
International Real Estate	9,576,263	11,906,952
Class I	323,530	264,929
Total	$10,638,166	$13,002,325

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended July 31,	2015	2014	2015	2014
Class A
Shares sold	673,844	587,302	$7,190,291	$6,069,117
Reinvestment of distributions	53,260	52,782	545,527	523,247
Shares redeemed	(386,439)	(659,545)	(4,035,124)	(6,744,761)
Net increase (decrease)	340,665	(19,461)	$3,700,694	$(152,397)
Class T
Shares sold	95,352	116,161	$1,006,443	$1,193,650
Reinvestment of distributions	18,282	21,965	185,991	216,331
Shares redeemed	(159,356)	(127,651)	(1,656,253)	(1,309,222)
Net increase (decrease)	(45,722)	10,475	$(463,819)	$100,759
Class B
Shares sold	491	2,791	$5,118	$27,886
Reinvestment of distributions	1,032	1,850	10,413	18,115
Shares redeemed	(18,524)	(15,540)	(192,621)	(158,043)
Net increase (decrease)	(17,001)	(10,899)	$(177,090)	$(112,042)
Class C
Shares sold	250,748	208,940	$2,602,917	$2,102,127
Reinvestment of distributions	19,920	27,197	199,577	264,712
Shares redeemed	(249,625)	(317,554)	(2,534,026)	(3,194,650)
Net increase (decrease)	21,043	(81,417)	$268,468	$(827,811)
International Real Estate
Shares sold	6,483,374	7,089,024	$69,046,559	$73,687,897
Reinvestment of distributions	1,337,840	1,734,141	13,829,911	17,353,365
Shares redeemed	(8,123,208)	(13,521,464)	(85,913,965)	(140,085,115)
Net increase (decrease)	(301,994)	(4,698,299)	$(3,037,495)	$(49,043,853)
Class I
Shares sold	3,546,789	435,461	$37,608,644	$4,524,767
Reinvestment of distributions	33,956	34,703	349,358	345,746
Shares redeemed	(734,873)	(771,815)	(7,744,578)	(7,996,361)
Net increase (decrease)	2,845,872	(301,651)	$30,213,424	$(3,125,848)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and Shareholders of Fidelity® International Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity® International Real Estate Fund (the Fund), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2015, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2013 and all prior periods presented were audited by other auditors whose report dated September 16, 2013, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity® International Real Estate Fund as of July 31, 2015, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 18, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 75 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2014

Trustee

Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with SelectCo.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

David A. Rosow (1942)

Year of Election or Appointment: 2013

Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed oil refining, drilling and marketing of petroleum products (including specialty petroleum products), the recreation industry, and real estate development. Previously, Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of other Fidelity® funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of other Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to SelectCo, 1225 17th Street, Denver, Colorado 80202-5541.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Christopher S. Bartel (1971)

Year of Election or Appointment: 2009

Vice President

Mr. Bartel also serves as Vice President of other funds. Mr. Bartel serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-present), a Director of Fidelity Management & Research (Hong Kong) (investment adviser firm, 2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and Chief Legal Officer (CLO) of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2013

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Joseph DeSantis (1959)

Year of Election or Appointment: 2015

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as Group Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2014

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2013

Deputy Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Anthony R. Rochte (1968)

Year of Election or Appointment: 2013

Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period-B February 1, 2015 to July 31, 2015
Class A	1.33%
Actual		$1,000.00	$1,031.30	$6.70
Hypothetical-C		$1,000.00	$1,018.20	$6.66
Class T	1.63%
Actual		$1,000.00	$1,030.50	$8.21
Hypothetical-C		$1,000.00	$1,016.71	$8.15
Class B	2.12%
Actual		$1,000.00	$1,027.70	$10.66
Hypothetical-C		$1,000.00	$1,014.28	$10.59
Class C	2.07%
Actual		$1,000.00	$1,027.90	$10.41
Hypothetical-C		$1,000.00	$1,014.53	$10.34
International Real Estate	1.12%
Actual		$1,000.00	$1,032.90	$5.65
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class I	1.01%
Actual		$1,000.00	$1,033.00	$5.09
Hypothetical-C		$1,000.00	$1,019.79	$5.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses.

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor International Real Estate Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	09/14/15	09/11/15	$0.117	$0.121

Class T	09/14/15	09/11/15	$0.097	$0.121

Class B	09/14/15	09/11/15	$0.000	$0.117

Class C	09/14/15	09/11/15	$0.074	$0.121

Class A designates 41% and 9%; Class T designates 47% and 9%; Class B designates 50% and 10%; and Class C designates 54% and 10%; of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	09/15/2014	$0.2102	$0.0172
	12/22/2014	$0.0606	$0.0015
Class T	09/15/2014	$0.1842	$0.0172
	12/22/2014	$0.0576	$0.0015
Class B	09/15/2014	$0.1702	$0.0172
	12/22/2014	$0.0525	$0.0015
Class C	09/15/2014	$0.1582	$0.0172
	12/22/2014	$0.0531	$0.0015

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

AIRE-ANN-0915
1.843179.108

Fidelity® International Real Estate Fund Annual Report July 31, 2015

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® International Real Estate Fund	1.95%	10.37%	4.61%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Real Estate Fund, a class of the fund, on July 31, 2005.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$15,692	Fidelity® International Real Estate Fund
$16,562	MSCI EAFE Index

Management's Discussion of Fund Performance

Market Recap:  International real estate securities ran a turbulent course for the 12 months ending July 31, 2015. As measured by the FTSE® EPRA℠/NAREIT® Developed ex North America Index, international property stocks returned -1.69%, compared with the 11.29% result for the Dow Jones U.S. Select Real Estate Securities Index℠, a proxy for the U.S. market. Geopolitical risks – including conflict between Russia and Ukraine, pro-democracy protests in Hong Kong, persistent turmoil in the Middle East, ongoing debt drama for Greece, and slowing growth in China – continued to threaten markets. These factors, combined with currency fluctuations and a steep decline in the price of commodities, drove investors toward perceived safer-haven areas, curtailing results for international real estate investment trusts (REITs). Among the FTSE index’s country components, the best results came from the U.K. (+18%), which continued to see strong demand, and the rest of Europe (+1%), where returns were driven by continued quantitative easing. Asia-Pacific ex Japan (-3%) was held back by Singapore, amid impending interest rate hikes and declining distribution-per-unit growth there. Japan (-11%) saw the most dramatic regional decline. Despite a surge in late October on stimulus measures, an increasingly cautious outlook on Japan’s property market caused that market to plunge.

Comments from Portfolio Manager Guillermo de las Casas:  For the year, the fund’s share classes outperformed the benchmark FTSE® EPRA℠/NAREIT® Developed ex North America Index. (For specific class-level results, please see the Performance section of this report.) Versus the index, security selection and market allocation fueled the fund’s result. In terms of geography, picks in Europe and Japan helped the most. An overweighting in Germany-based Gagfah was the fund’s top individual contributor. Competitor and fund holding Deutsche Annington Immobilien – Europe’s second largest property company by market cap as well as Germany’s largest residential investment company – offered to buy Gagfah in December. The deal created Europe’s second-largest real estate company. Gagfah was sold from the fund by period end. U.K.’s self-storage providers Safestore Holdings, a mid-cap firm that lagged last year, and Big Yellow Group - the industry leader in that region - also were big contributors. Both stocks were propelled by an increase in occupancy rates in the spring. On the flip side, avoiding two large U.K.-based index components, both of which are commercial property development companies – Land Securities Group, the biggest developer in the region, and British Land - weighed on the fund’s relative result as these stocks outperformed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Mitsubishi Estate Co. Ltd.	5.5	6.6
Mitsui Fudosan Co. Ltd.	5.3	4.8
Sun Hung Kai Properties Ltd.	5.2	5.2
Westfield Corp. unit	3.8	3.3
Deutsche Annington Immobilien SE	3.7	0.0
Wing Tai Holdings Ltd.	2.9	3.0
Sumitomo Realty & Development Co. Ltd.	2.9	1.3
UOL Group Ltd.	2.8	3.4
LEG Immobilien AG	2.8	3.9
Safestore Holdings PLC	2.7	2.4
	37.6

Top Five Countries as of July 31, 2015

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	20.4	21.2
United Kingdom	14.1	15.3
Hong Kong	10.3	10.8
Germany	8.9	4.9
Singapore	8.8	10.6

Top Five REIT Sectors as of July 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	12.6	16.2
REITs - Warehouse/Industrial	5.7	5.4
REITs - Health Care	3.3	2.3
REITs - Office Property	2.7	4.2
REITs - Apartments	1.9	2.2

Asset Allocation (% of fund's net assets)

As of July 31, 2015*
Stocks	93.8%
Short-Term Investments and Net Other Assets (Liabilities)	6.2%

 * Foreign investments - 93.8%

As of January 31, 2015*
Stocks	94.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

 * Foreign investments - 94.8%

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 8.5%
360 Capital Group Ltd. unit	1,151,768	$883,979
Abacus Property Group unit	2,239,684	5,091,372
ALE Property Group	325,000	867,089
APN Property Group Ltd.	2,812,372	770,889
Ardent Leisure Group unit	575,000	1,017,117
Charter Hall Group unit	539,587	1,865,565
Hotel Property Investments unit	497,270	955,951
Ingenia Communities Group unit	2,858,228	981,934
Mirvac Group unit	4,062,126	5,611,809
National Storage (REIT) unit	642,411	786,530
Westfield Corp. unit	2,055,802	15,071,965

TOTAL AUSTRALIA		33,904,200

Austria - 1.7%
Buwog-Gemeinnuetzige Wohnung (a)	332,618	6,710,519
Belgium - 1.7%
Warehouses de Pauw	84,409	6,668,068
Bermuda - 5.3%
Great Eagle Holdings Ltd.	2,208,385	7,691,446
Hongkong Land Holdings Ltd.	1,333,100	10,264,870
Tai Cheung Holdings Ltd.	3,382,000	2,979,640

TOTAL BERMUDA		20,935,956

France - 3.3%
Accor SA	59,342	2,911,575
Altarea	20,546	3,497,520
Societe Fonciere Lyonnaise SA	131,558	5,923,827
Terreis	34,300	1,000,515

TOTAL FRANCE		13,333,437

Germany - 8.9%
alstria office REIT-AG (a)	402,000	5,551,819
Deutsche Annington Immobilien SE	467,490	14,581,153
DIC Asset AG	471,700	4,125,189
LEG Immobilien AG	150,777	10,963,770

TOTAL GERMANY		35,221,931

Greece - 0.2%
Grivalia Properties REIC	129,339	996,856
Hong Kong - 10.3%
Cheung Kong Property Holdings Ltd. (b)	273,500	2,279,078
Hysan Development Co. Ltd.	2,160,703	9,253,427
Magnificent Estates Ltd.	54,693,000	1,940,144
Shun Ho Technology Holdings Ltd. (b)	830,065	291,240
Sino Land Ltd.	3,570,348	5,545,063
Sun Hung Kai Properties Ltd.	1,354,044	20,802,425
Wheelock and Co. Ltd.	190,000	984,031

TOTAL HONG KONG		41,095,408

Ireland - 0.1%
Hibernia (REIT) PLC	300,000	433,260
Israel - 0.8%
Azrieli Group	74,700	3,096,455
Italy - 0.9%
Beni Stabili SpA SIIQ	2,480,262	1,961,242
Immobiliare Grande Distribuzione SpA	1,771,488	1,645,924

TOTAL ITALY		3,607,166

Japan - 20.4%
Advance Residence Investment Corp.	3,374	7,364,078
Fukuoka (REIT) Investment Fund	3,881	6,529,136
Goldcrest Co. Ltd.	47,000	963,247
Ichigo, Inc. (a)	639,800	1,579,689
Kenedix, Inc.	527,000	2,062,331
Mitsubishi Estate Co. Ltd.	982,000	21,829,264
Mitsui Fudosan Co. Ltd.	738,000	21,011,280
Open House Co. Ltd.	30,000	497,922
Ship Healthcare Holdings, Inc.	81,600	1,730,959
Sumitomo Realty & Development Co. Ltd.	324,000	11,369,476
Sundrug Co. Ltd.	7,000	408,359
The Sumitomo Warehouse Co. Ltd.	177,000	956,873
Tokyu Fudosan Holdings Corp.	361,700	2,731,684
Uchiyama Holdings Co. Ltd.	481,300	1,980,579

TOTAL JAPAN		81,014,877

Netherlands - 1.2%
VastNed Retail NV	101,749	4,629,071
Norway - 1.7%
Olav Thon Eiendomsselskap A/S	239,300	4,321,107
Selvaag Bolig ASA (a)(b)	756,200	2,406,968

TOTAL NORWAY		6,728,075

Singapore - 8.8%
Keppel DC (REIT)	2,479,900	1,961,360
Parkway Life REIT	5,793,400	10,262,027
UOL Group Ltd.	2,293,936	11,203,390
Wing Tai Holdings Ltd.	8,275,181	11,370,570

TOTAL SINGAPORE		34,797,347

Spain - 1.5%
Inmobiliaria Colonial SA (a)(b)	5,333,700	3,965,687
Melia Hotels International SA (a)	136,900	1,971,094

TOTAL SPAIN		5,936,781

Sweden - 3.5%
Castellum AB	265,000	3,778,364
Hufvudstaden AB Series A	308,350	3,988,972
Kungsleden AB	436,700	2,923,398
Wallenstam AB (B Shares)	432,600	3,131,639

TOTAL SWEDEN		13,822,373

Switzerland - 0.9%
PSP Swiss Property AG	39,500	3,546,130
United Kingdom - 14.1%
Assura PLC	1,637,252	1,393,464
Big Yellow Group PLC	672,100	7,394,326
Derwent London PLC	142,123	8,067,751
Development Securities PLC	315,000	1,322,034
Hansteen Holdings PLC (a)	1,550,000	2,948,239
Helical Bar PLC	1,437,427	9,545,833
Primary Health Properties PLC	172,675	1,099,530
Safestore Holdings PLC	2,316,500	10,906,950
Segro PLC	773,486	5,421,120
St. Modwen Properties PLC	442,925	3,293,846
Unite Group PLC	476,790	4,698,294

TOTAL UNITED KINGDOM		56,091,387

TOTAL COMMON STOCKS
(Cost $374,870,484)		372,569,297

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 0.17% (c)	23,508,834	23,508,834
Fidelity Securities Lending Cash Central Fund, 0.18% (c)(d)	6,438,255	6,438,255
TOTAL MONEY MARKET FUNDS
(Cost $29,947,089)		29,947,089
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $404,817,573)		402,516,386
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(5,345,444)
NET ASSETS - 100%		$397,170,942

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,349
Fidelity Securities Lending Cash Central Fund	50,462
Total	$80,811

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,131,170	$8,131,170	$--	$--
Consumer Staples	408,359	408,359	--	--
Financials	359,361,357	358,364,501	--	996,856
Health Care	3,711,538	3,711,538	--	--
Industrials	956,873	956,873	--	--
Money Market Funds	29,947,089	29,947,089	--	--
Total Investments in Securities:	$402,516,386	$401,519,530	$--	$996,856

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$193,149,286

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015
Assets
Investment in securities, at value (including securities loaned of $6,182,323) — See accompanying schedule: Unaffiliated issuers (cost $374,870,484)	$372,569,297
Fidelity Central Funds (cost $29,947,089)	29,947,089
Total Investments (cost $404,817,573)		$402,516,386
Foreign currency held at value (cost $141,923)		141,919
Receivable for fund shares sold		1,040,802
Dividends receivable		854,800
Distributions receivable from Fidelity Central Funds		8,360
Other receivables		8,164
Total assets		404,570,431
Liabilities
Payable for fund shares redeemed	$506,903
Accrued management fee	228,781
Distribution and service plan fees payable	11,095
Other affiliated payables	112,286
Other payables and accrued expenses	102,169
Collateral on securities loaned, at value	6,438,255
Total liabilities		7,399,489
Net Assets		$397,170,942
Net Assets consist of:
Paid in capital		$658,443,472
Undistributed net investment income		4,972,026
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(263,915,393)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,329,163)
Net Assets		$397,170,942
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,162,355 ÷ 1,624,787 shares)		$10.56
Maximum offering price per share (100/94.25 of $10.56)		$11.20
Class T:
Net Asset Value and redemption price per share ($4,938,940 ÷ 471,047 shares)		$10.49
Maximum offering price per share (100/96.50 of $10.49)		$10.87
Class B:
Net Asset Value and offering price per share ($185,954 ÷ 17,919 shares)(a)		$10.38
Class C:
Net Asset Value and offering price per share ($6,547,695 ÷ 634,518 shares)(a)		$10.32
International Real Estate:
Net Asset Value, offering price and redemption price per share ($330,909,846 ÷ 30,985,398 shares)		$10.68
Class I:
Net Asset Value, offering price and redemption price per share ($37,426,152 ÷ 3,517,543 shares)		$10.64

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2015
Investment Income
Dividends		$9,937,021
Special dividends		4,858,262
Interest		8
Income from Fidelity Central Funds		80,811
Income before foreign taxes withheld		14,876,102
Less foreign taxes withheld		(668,855)
Total income		14,207,247
Expenses
Management fee	$2,621,594
Transfer agent fees	1,111,178
Distribution and service plan fees	126,032
Accounting and security lending fees	195,111
Custodian fees and expenses	85,015
Independent trustees' compensation	6,544
Registration fees	92,189
Audit	63,527
Legal	4,476
Miscellaneous	4,591
Total expenses before reductions	4,310,257
Expense reductions	(20,000)	4,290,257
Net investment income (loss)		9,916,990
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,820,595
Foreign currency transactions	(20,412)
Total net realized gain (loss)		18,800,183
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,775,467)
Assets and liabilities in foreign currencies	(19,074)
Total change in net unrealized appreciation (depreciation)		(22,794,541)
Net gain (loss)		(3,994,358)
Net increase (decrease) in net assets resulting from operations		$5,922,632

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,916,990	$6,793,871
Net realized gain (loss)	18,800,183	29,767,981
Change in net unrealized appreciation (depreciation)	(22,794,541)	10,181,937
Net increase (decrease) in net assets resulting from operations	5,922,632	46,743,789
Distributions to shareholders from net investment income	(5,351,966)	(6,758,423)
Distributions to shareholders from net realized gain	(10,638,166)	(13,002,325)
Total distributions	(15,990,132)	(19,760,748)
Share transactions - net increase (decrease)	30,504,182	(53,161,192)
Redemption fees	66,458	90,758
Total increase (decrease) in net assets	20,503,140	(26,087,393)
Net Assets
Beginning of period	376,667,802	402,755,195
End of period (including undistributed net investment income of $4,972,026 and undistributed net investment income of $4,396,784, respectively)	$397,170,942	$376,667,802

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.11	$8.37	$9.21	$8.46
Income from Investment Operations
Net investment income (loss)A	.26B	.16	.14	.16	.34C
Net realized and unrealized gain (loss)	(.10)D	1.09	2.03	(.65)	1.04
Total from investment operations	.16	1.25	2.17	(.49)	1.38
Distributions from net investment income	(.14)	(.16)	(.17)	(.17)	(.33)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.45)	(.51)	(.44)	(.35)	(.63)E
Redemption fees added to paid in capitalA	–F	–F	.01	–F	–F
Net asset value, end of period	$10.56	$10.85	$10.11	$8.37	$9.21
Total ReturnG,H	1.67%D	12.85%	26.94%	(4.88)%	16.76%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.34%	1.38%	1.40%	1.44%	1.42%
Expenses net of fee waivers, if any	1.34%	1.38%	1.40%	1.44%	1.42%
Expenses net of all reductions	1.34%	1.38%	1.39%	1.37%	1.36%
Net investment income (loss)	2.45%B	1.57%	1.51%	2.09%	3.67%C
Supplemental Data
Net assets, end of period (000 omitted)	$17,162	$13,933	$13,173	$7,117	$7,047
Portfolio turnover rateK	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.64%.

 E Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

 F Amount represents less than $.01 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.04	$8.32	$9.16	$8.41
Income from Investment Operations
Net investment income (loss)A	.22B	.13	.12	.14	.31C
Net realized and unrealized gain (loss)	(.08)D	1.07	2.01	(.66)	1.04
Total from investment operations	.14	1.20	2.13	(.52)	1.35
Distributions from net investment income	(.10)	(.14)	(.15)	(.14)	(.31)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.41)	(.48)E	(.42)	(.32)	(.60)
Redemption fees added to paid in capitalA	–F	–F	.01	–F	–F
Net asset value, end of period	$10.49	$10.76	$10.04	$8.32	$9.16
Total ReturnG,H	1.49%D	12.50%	26.62%	(5.23)%	16.54%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.64%	1.66%	1.68%	1.72%	1.69%
Expenses net of fee waivers, if any	1.64%	1.66%	1.68%	1.70%	1.69%
Expenses net of all reductions	1.63%	1.65%	1.66%	1.63%	1.63%
Net investment income (loss)	2.15%B	1.30%	1.23%	1.83%	3.41%C
Supplemental Data
Net assets, end of period (000 omitted)	$4,939	$5,563	$5,081	$2,570	$2,496
Portfolio turnover rateK	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividends which amounted to $.14 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .86%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.38%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.46%.

 E Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

 F Amount represents less than $.01 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class B

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$9.94	$8.24	$9.05	$8.32
Income from Investment Operations
Net investment income (loss)A	.17B	.08	.07	.10	.26C
Net realized and unrealized gain (loss)	(.08)D	1.08	1.99	(.64)	1.03
Total from investment operations	.09	1.16	2.06	(.54)	1.29
Distributions from net investment income	(.08)	(.08)	(.10)	(.09)	(.27)
Distributions from net realized gain	(.30)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.38)	(.43)	(.37)	(.27)	(.56)
Redemption fees added to paid in capitalA	–E	–E	.01	–E	–E
Net asset value, end of period	$10.38	$10.67	$9.94	$8.24	$9.05
Total ReturnF,G	.95%D	12.08%	25.87%	(5.61)%	15.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.12%	2.14%	2.16%	2.19%	2.17%
Expenses net of fee waivers, if any	2.12%	2.14%	2.16%	2.19%	2.17%
Expenses net of all reductions	2.12%	2.13%	2.14%	2.12%	2.11%
Net investment income (loss)	1.67%B	.82%	.76%	1.34%	2.92%C
Supplemental Data
Net assets, end of period (000 omitted)	$186	$373	$456	$457	$570
Portfolio turnover rateJ	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .37%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .92%.

 E Amount represents less than $.01 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.60	$9.89	$8.21	$9.03	$8.30
Income from Investment Operations
Net investment income (loss)A	.17B	.08	.07	.10	.26C
Net realized and unrealized gain (loss)	(.08)D	1.07	1.99	(.64)	1.04
Total from investment operations	.09	1.15	2.06	(.54)	1.30
Distributions from net investment income	(.07)	(.09)	(.12)	(.10)	(.28)
Distributions from net realized gain	(.30)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.37)	(.44)	(.39)	(.28)	(.57)
Redemption fees added to paid in capitalA	–E	–E	.01	–E	–E
Net asset value, end of period	$10.32	$10.60	$9.89	$8.21	$9.03
Total ReturnF,G	.97%D	12.04%	25.96%	(5.68)%	16.07%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.09%	2.13%	2.16%	2.19%	2.17%
Expenses net of fee waivers, if any	2.09%	2.13%	2.16%	2.19%	2.17%
Expenses net of all reductions	2.09%	2.13%	2.14%	2.12%	2.11%
Net investment income (loss)	1.70%B	.82%	.76%	1.34%	2.92%C
Supplemental Data
Net assets, end of period (000 omitted)	$6,548	$6,504	$6,872	$3,164	$3,208
Portfolio turnover rateJ	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .94%.

 E Amount represents less than $.01 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.21	$8.44	$9.30	$8.53
Income from Investment Operations
Net investment income (loss)A	.28B	.19	.17	.18	.36C
Net realized and unrealized gain (loss)	(.09)D	1.09	2.05	(.67)	1.06
Total from investment operations	.19	1.28	2.22	(.49)	1.42
Distributions from net investment income	(.16)	(.18)	(.19)	(.19)	(.35)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.47)	(.53)	(.46)	(.37)	(.65)E
Redemption fees added to paid in capitalA	–F	–F	.01	–F	–F
Net asset value, end of period	$10.68	$10.96	$10.21	$8.44	$9.30
Total ReturnG	1.95%D	13.12%	27.31%	(4.76)%	17.15%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.12%	1.13%	1.16%	1.19%	1.17%
Expenses net of fee waivers, if any	1.12%	1.13%	1.16%	1.19%	1.17%
Expenses net of all reductions	1.12%	1.13%	1.14%	1.12%	1.11%
Net investment income (loss)	2.67%B	1.82%	1.76%	2.34%	3.92%C
Supplemental Data
Net assets, end of period (000 omitted)	$330,910	$342,960	$367,269	$251,543	$322,045
Portfolio turnover rateJ	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.92%.

 E Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

 F Amount represents less than $.01 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$10.18	$8.42	$9.28	$8.51
Income from Investment Operations
Net investment income (loss)A	.29B	.19	.18	.18	.36C
Net realized and unrealized gain (loss)	(.09)D	1.09	2.03	(.67)	1.06
Total from investment operations	.20	1.28	2.21	(.49)	1.42
Distributions from net investment income	(.17)	(.19)	(.19)	(.20)	(.35)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.48)	(.54)	(.46)	(.37)E	(.65)F
Redemption fees added to paid in capitalA	–G	–G	.01	–G	–G
Net asset value, end of period	$10.64	$10.92	$10.18	$8.42	$9.28
Total ReturnH	2.01%D	13.16%	27.33%	(4.73)%	17.18%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.03%	1.12%	1.10%	1.19%	1.17%
Expenses net of fee waivers, if any	1.03%	1.12%	1.10%	1.19%	1.17%
Expenses net of all reductions	1.03%	1.12%	1.09%	1.12%	1.11%
Net investment income (loss)	2.76%B	1.84%	1.81%	2.34%	3.92%C
Supplemental Data
Net assets, end of period (000 omitted)	$37,426	$7,336	$9,905	$1,947	$1,785
Portfolio turnover rateK	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.46%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.98%.

 E Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

 G Amount represents less than $.01 per share.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2015

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$17,307,736
Gross unrealized depreciation	(22,669,419)
Net unrealized appreciation (depreciation) on securities	$(5,361,683)
Tax Cost	$407,878,069

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,561,844
Capital loss carryforward	$(260,441,503)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,389,659)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(123,841,971)
2018	(136,599,532)
Total with expiration	$(260,441,503)

The Fund intends to elect to defer to its next fiscal year $5,003,212 of capital losses recognized during the period November 1, 2014 to July 31, 2015.

The tax character of distributions paid was as follows:

	July 31, 2015	July 31, 2014
Ordinary Income	$ 15,990,132	$ 19,760,748

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $288,764,035 and $298,002,141, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	–%	.25%	$35,975	$262
Class T	.25%	.25%	25,098	16
Class B	.75%	.25%	2,675	2,007
Class C	.75%	.25%	62,284	13,937
			$126,032	$16,222

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,704
Class T	1,620
Class B*	38
Class C*	1,701
$12,063

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$39,714.28
Class T	16,001.32
Class B	804.30
Class C	17,077.27
International Real Estate	997,303.30
Class I	40,279.21
	$1,111,178

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $193 for the period.

Other. During the period, the investment adviser reimbursed the Fund $97,302 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $540 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,462.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,886 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $1,581 and a portion of class-level operating expenses as follows:

Amount
Class A	$ 205
Class T	11
Class C	93
International Real Estate	1,021
Class I	194
$1,524

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2015	2014
From net investment income
Class A	$181,420	$187,181
Class T	50,433	65,518
Class B	2,573	3,710
Class C	43,291	59,254
International Real Estate	4,923,960	6,296,631
Class I	150,289	146,129
Total	$5,351,966	$6,758,423
From net realized gain
Class A	$396,004	$414,914
Class T	151,630	167,858
Class B	8,904	16,133
Class C	181,835	231,539
International Real Estate	9,576,263	11,906,952
Class I	323,530	264,929
Total	$10,638,166	$13,002,325

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended July 31,	2015	2014	2015	2014
Class A
Shares sold	673,844	587,302	$7,190,291	$6,069,117
Reinvestment of distributions	53,260	52,782	545,527	523,247
Shares redeemed	(386,439)	(659,545)	(4,035,124)	(6,744,761)
Net increase (decrease)	340,665	(19,461)	$3,700,694	$(152,397)
Class T
Shares sold	95,352	116,161	$1,006,443	$1,193,650
Reinvestment of distributions	18,282	21,965	185,991	216,331
Shares redeemed	(159,356)	(127,651)	(1,656,253)	(1,309,222)
Net increase (decrease)	(45,722)	10,475	$(463,819)	$100,759
Class B
Shares sold	491	2,791	$5,118	$27,886
Reinvestment of distributions	1,032	1,850	10,413	18,115
Shares redeemed	(18,524)	(15,540)	(192,621)	(158,043)
Net increase (decrease)	(17,001)	(10,899)	$(177,090)	$(112,042)
Class C
Shares sold	250,748	208,940	$2,602,917	$2,102,127
Reinvestment of distributions	19,920	27,197	199,577	264,712
Shares redeemed	(249,625)	(317,554)	(2,534,026)	(3,194,650)
Net increase (decrease)	21,043	(81,417)	$268,468	$(827,811)
International Real Estate
Shares sold	6,483,374	7,089,024	$69,046,559	$73,687,897
Reinvestment of distributions	1,337,840	1,734,141	13,829,911	17,353,365
Shares redeemed	(8,123,208)	(13,521,464)	(85,913,965)	(140,085,115)
Net increase (decrease)	(301,994)	(4,698,299)	$(3,037,495)	$(49,043,853)
Class I
Shares sold	3,546,789	435,461	$37,608,644	$4,524,767
Reinvestment of distributions	33,956	34,703	349,358	345,746
Shares redeemed	(734,873)	(771,815)	(7,744,578)	(7,996,361)
Net increase (decrease)	2,845,872	(301,651)	$30,213,424	$(3,125,848)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and Shareholders of Fidelity® International Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity® International Real Estate Fund (the Fund), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2015, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2013 and all prior periods presented were audited by other auditors whose report dated September 16, 2013 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity® International Real Estate Fund as of July 31, 2015, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 18, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 75 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2014

Trustee

Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with SelectCo.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

David A. Rosow (1942)

Year of Election or Appointment: 2013

Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed oil refining, drilling and marketing of petroleum products (including specialty petroleum products), the recreation industry, and real estate development. Previously, Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of other Fidelity® funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of other Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to SelectCo, 1225 17th Street, Denver, Colorado 80202-5541.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Christopher S. Bartel (1971)

Year of Election or Appointment: 2009

Vice President

Mr. Bartel also serves as Vice President of other funds. Mr. Bartel serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-present), a Director of Fidelity Management & Research (Hong Kong) (investment adviser firm, 2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and Chief Legal Officer (CLO) of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2013

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Joseph DeSantis (1959)

Year of Election or Appointment: 2015

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as Group Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2014

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2013

Deputy Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Anthony R. Rochte (1968)

Year of Election or Appointment: 2013

Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period-B February 1, 2015 to July 31, 2015
Class A	1.33%
Actual		$1,000.00	$1,031.30	$6.70
Hypothetical-C		$1,000.00	$1,018.20	$6.66
Class T	1.63%
Actual		$1,000.00	$1,030.50	$8.21
Hypothetical-C		$1,000.00	$1,016.71	$8.15
Class B	2.12%
Actual		$1,000.00	$1,027.70	$10.66
Hypothetical-C		$1,000.00	$1,014.28	$10.59
Class C	2.07%
Actual		$1,000.00	$1,027.90	$10.41
Hypothetical-C		$1,000.00	$1,014.53	$10.34
International Real Estate	1.12%
Actual		$1,000.00	$1,032.90	$5.65
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class I	1.01%
Actual		$1,000.00	$1,033.00	$5.09
Hypothetical-C		$1,000.00	$1,019.79	$5.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses.

Distributions (Unaudited)

The Board of Trustees of Fidelity International Real Estate Fund voted to pay on September 14, 2015, to shareholders of record at the opening of business on September 11, 2015, a distribution of $0.121 per share derived from capital gains realized from sales of portfolio securities, and a dividend of $0.129 per share from net investment income.

International Real Estate designates 39% and 8% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Retail	09/15/2014	$0.2192	$0.0172
	12/22/2014	$0.0632	$0.0015

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IRE-ANN-0915
1.801328.110

Fidelity® International Real Estate Fund Class I (formerly Institutional Class) Annual Report July 31, 2015 Class I is a class of Fidelity® International Real Estate Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	2.01%	10.41%	4.62%

 The initial offering of Class I shares took place on April 4, 2007. Returns prior to April 4, 2007 are those of Fidelity® International Real Estate Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® International Real Estate Fund - Class I on July 31, 2005.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

See above for additional information regarding the performance of Class I.

Period Ending Values
$15,709	Fidelity Advisor® International Real Estate Fund - Class I
$16,562	MSCI EAFE Index

Management's Discussion of Fund Performance

Market Recap:  International real estate securities ran a turbulent course for the 12 months ending July 31, 2015. As measured by the FTSE® EPRA℠/NAREIT® Developed ex North America Index, international property stocks returned -1.69%, compared with the 11.29% result for the Dow Jones U.S. Select Real Estate Securities Index℠, a proxy for the U.S. market. Geopolitical risks – including conflict between Russia and Ukraine, pro-democracy protests in Hong Kong, persistent turmoil in the Middle East, ongoing debt drama for Greece, and slowing growth in China – continued to threaten markets. These factors, combined with currency fluctuations and a steep decline in the price of commodities, drove investors toward perceived safer-haven areas, curtailing results for international real estate investment trusts (REITs). Among the FTSE index’s country components, the best results came from the U.K. (+18%), which continued to see strong demand, and the rest of Europe (+1%), where returns were driven by continued quantitative easing. Asia-Pacific ex Japan (-3%) was held back by Singapore, amid impending interest rate hikes and declining distribution-per-unit growth there. Japan (-11%) saw the most dramatic regional decline. Despite a surge in late October on stimulus measures, an increasingly cautious outlook on Japan’s property market caused that market to plunge.

Comments from Portfolio Manager Guillermo de las Casas:  For the year, the fund’s share classes outperformed the benchmark FTSE® EPRA℠/NAREIT® Developed ex North America Index. (For specific class-level results, please see the Performance section of this report.) Versus the index, security selection and market allocation fueled the fund’s result. In terms of geography, picks in Europe and Japan helped the most. An overweighting in Germany-based Gagfah was the fund’s top individual contributor. Competitor and fund holding Deutsche Annington Immobilien – Europe’s second largest property company by market cap as well as Germany’s largest residential investment company – offered to buy Gagfah in December. The deal created Europe’s second-largest real estate company. Gagfah was sold from the fund by period end. U.K.’s self-storage providers Safestore Holdings, a mid-cap firm that lagged last year, and Big Yellow Group - the industry leader in that region - also were big contributors. Both stocks were propelled by an increase in occupancy rates in the spring. On the flip side, avoiding two large U.K.-based index components, both of which are commercial property development companies – Land Securities Group, the biggest developer in the region, and British Land - weighed on the fund’s relative result as these stocks outperformed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Mitsubishi Estate Co. Ltd.	5.5	6.6
Mitsui Fudosan Co. Ltd.	5.3	4.8
Sun Hung Kai Properties Ltd.	5.2	5.2
Westfield Corp. unit	3.8	3.3
Deutsche Annington Immobilien SE	3.7	0.0
Wing Tai Holdings Ltd.	2.9	3.0
Sumitomo Realty & Development Co. Ltd.	2.9	1.3
UOL Group Ltd.	2.8	3.4
LEG Immobilien AG	2.8	3.9
Safestore Holdings PLC	2.7	2.4
	37.6

Top Five Countries as of July 31, 2015

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	20.4	21.2
United Kingdom	14.1	15.3
Hong Kong	10.3	10.8
Germany	8.9	4.9
Singapore	8.8	10.6

Top Five REIT Sectors as of July 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	12.6	16.2
REITs - Warehouse/Industrial	5.7	5.4
REITs - Health Care	3.3	2.3
REITs - Office Property	2.7	4.2
REITs - Apartments	1.9	2.2

Asset Allocation (% of fund's net assets)

As of July 31, 2015*
Stocks	93.8%
Short-Term Investments and Net Other Assets (Liabilities)	6.2%

 * Foreign investments - 93.8%

As of January 31, 2015*
Stocks	94.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

 * Foreign investments - 94.8%

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 8.5%
360 Capital Group Ltd. unit	1,151,768	$883,979
Abacus Property Group unit	2,239,684	5,091,372
ALE Property Group	325,000	867,089
APN Property Group Ltd.	2,812,372	770,889
Ardent Leisure Group unit	575,000	1,017,117
Charter Hall Group unit	539,587	1,865,565
Hotel Property Investments unit	497,270	955,951
Ingenia Communities Group unit	2,858,228	981,934
Mirvac Group unit	4,062,126	5,611,809
National Storage (REIT) unit	642,411	786,530
Westfield Corp. unit	2,055,802	15,071,965

TOTAL AUSTRALIA		33,904,200

Austria - 1.7%
Buwog-Gemeinnuetzige Wohnung (a)	332,618	6,710,519
Belgium - 1.7%
Warehouses de Pauw	84,409	6,668,068
Bermuda - 5.3%
Great Eagle Holdings Ltd.	2,208,385	7,691,446
Hongkong Land Holdings Ltd.	1,333,100	10,264,870
Tai Cheung Holdings Ltd.	3,382,000	2,979,640

TOTAL BERMUDA		20,935,956

France - 3.3%
Accor SA	59,342	2,911,575
Altarea	20,546	3,497,520
Societe Fonciere Lyonnaise SA	131,558	5,923,827
Terreis	34,300	1,000,515

TOTAL FRANCE		13,333,437

Germany - 8.9%
alstria office REIT-AG (a)	402,000	5,551,819
Deutsche Annington Immobilien SE	467,490	14,581,153
DIC Asset AG	471,700	4,125,189
LEG Immobilien AG	150,777	10,963,770

TOTAL GERMANY		35,221,931

Greece - 0.2%
Grivalia Properties REIC	129,339	996,856
Hong Kong - 10.3%
Cheung Kong Property Holdings Ltd. (b)	273,500	2,279,078
Hysan Development Co. Ltd.	2,160,703	9,253,427
Magnificent Estates Ltd.	54,693,000	1,940,144
Shun Ho Technology Holdings Ltd. (b)	830,065	291,240
Sino Land Ltd.	3,570,348	5,545,063
Sun Hung Kai Properties Ltd.	1,354,044	20,802,425
Wheelock and Co. Ltd.	190,000	984,031

TOTAL HONG KONG		41,095,408

Ireland - 0.1%
Hibernia (REIT) PLC	300,000	433,260
Israel - 0.8%
Azrieli Group	74,700	3,096,455
Italy - 0.9%
Beni Stabili SpA SIIQ	2,480,262	1,961,242
Immobiliare Grande Distribuzione SpA	1,771,488	1,645,924

TOTAL ITALY		3,607,166

Japan - 20.4%
Advance Residence Investment Corp.	3,374	7,364,078
Fukuoka (REIT) Investment Fund	3,881	6,529,136
Goldcrest Co. Ltd.	47,000	963,247
Ichigo, Inc. (a)	639,800	1,579,689
Kenedix, Inc.	527,000	2,062,331
Mitsubishi Estate Co. Ltd.	982,000	21,829,264
Mitsui Fudosan Co. Ltd.	738,000	21,011,280
Open House Co. Ltd.	30,000	497,922
Ship Healthcare Holdings, Inc.	81,600	1,730,959
Sumitomo Realty & Development Co. Ltd.	324,000	11,369,476
Sundrug Co. Ltd.	7,000	408,359
The Sumitomo Warehouse Co. Ltd.	177,000	956,873
Tokyu Fudosan Holdings Corp.	361,700	2,731,684
Uchiyama Holdings Co. Ltd.	481,300	1,980,579

TOTAL JAPAN		81,014,877

Netherlands - 1.2%
VastNed Retail NV	101,749	4,629,071
Norway - 1.7%
Olav Thon Eiendomsselskap A/S	239,300	4,321,107
Selvaag Bolig ASA (a)(b)	756,200	2,406,968

TOTAL NORWAY		6,728,075

Singapore - 8.8%
Keppel DC (REIT)	2,479,900	1,961,360
Parkway Life REIT	5,793,400	10,262,027
UOL Group Ltd.	2,293,936	11,203,390
Wing Tai Holdings Ltd.	8,275,181	11,370,570

TOTAL SINGAPORE		34,797,347

Spain - 1.5%
Inmobiliaria Colonial SA (a)(b)	5,333,700	3,965,687
Melia Hotels International SA (a)	136,900	1,971,094

TOTAL SPAIN		5,936,781

Sweden - 3.5%
Castellum AB	265,000	3,778,364
Hufvudstaden AB Series A	308,350	3,988,972
Kungsleden AB	436,700	2,923,398
Wallenstam AB (B Shares)	432,600	3,131,639

TOTAL SWEDEN		13,822,373

Switzerland - 0.9%
PSP Swiss Property AG	39,500	3,546,130
United Kingdom - 14.1%
Assura PLC	1,637,252	1,393,464
Big Yellow Group PLC	672,100	7,394,326
Derwent London PLC	142,123	8,067,751
Development Securities PLC	315,000	1,322,034
Hansteen Holdings PLC (a)	1,550,000	2,948,239
Helical Bar PLC	1,437,427	9,545,833
Primary Health Properties PLC	172,675	1,099,530
Safestore Holdings PLC	2,316,500	10,906,950
Segro PLC	773,486	5,421,120
St. Modwen Properties PLC	442,925	3,293,846
Unite Group PLC	476,790	4,698,294

TOTAL UNITED KINGDOM		56,091,387

TOTAL COMMON STOCKS
(Cost $374,870,484)		372,569,297

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 0.17% (c)	23,508,834	23,508,834
Fidelity Securities Lending Cash Central Fund, 0.18% (c)(d)	6,438,255	6,438,255
TOTAL MONEY MARKET FUNDS
(Cost $29,947,089)		29,947,089
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $404,817,573)		402,516,386
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(5,345,444)
NET ASSETS - 100%		$397,170,942

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,349
Fidelity Securities Lending Cash Central Fund	50,462
Total	$80,811

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,131,170	$8,131,170	$--	$--
Consumer Staples	408,359	408,359	--	--
Financials	359,361,357	358,364,501	--	996,856
Health Care	3,711,538	3,711,538	--	--
Industrials	956,873	956,873	--	--
Money Market Funds	29,947,089	29,947,089	--	--
Total Investments in Securities:	$402,516,386	$401,519,530	$--	$996,856

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$193,149,286

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2015
Assets
Investment in securities, at value (including securities loaned of $6,182,323) — See accompanying schedule: Unaffiliated issuers (cost $374,870,484)	$372,569,297
Fidelity Central Funds (cost $29,947,089)	29,947,089
Total Investments (cost $404,817,573)		$402,516,386
Foreign currency held at value (cost $141,923)		141,919
Receivable for fund shares sold		1,040,802
Dividends receivable		854,800
Distributions receivable from Fidelity Central Funds		8,360
Other receivables		8,164
Total assets		404,570,431
Liabilities
Payable for fund shares redeemed	$506,903
Accrued management fee	228,781
Distribution and service plan fees payable	11,095
Other affiliated payables	112,286
Other payables and accrued expenses	102,169
Collateral on securities loaned, at value	6,438,255
Total liabilities		7,399,489
Net Assets		$397,170,942
Net Assets consist of:
Paid in capital		$658,443,472
Undistributed net investment income		4,972,026
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(263,915,393)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,329,163)
Net Assets		$397,170,942
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,162,355 ÷ 1,624,787 shares)		$10.56
Maximum offering price per share (100/94.25 of $10.56)		$11.20
Class T:
Net Asset Value and redemption price per share ($4,938,940 ÷ 471,047 shares)		$10.49
Maximum offering price per share (100/96.50 of $10.49)		$10.87
Class B:
Net Asset Value and offering price per share ($185,954 ÷ 17,919 shares)(a)		$10.38
Class C:
Net Asset Value and offering price per share ($6,547,695 ÷ 634,518 shares)(a)		$10.32
International Real Estate:
Net Asset Value, offering price and redemption price per share ($330,909,846 ÷ 30,985,398 shares)		$10.68
Class I:
Net Asset Value, offering price and redemption price per share ($37,426,152 ÷ 3,517,543 shares)		$10.64

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2015
Investment Income
Dividends		$9,937,021
Special dividends		4,858,262
Interest		8
Income from Fidelity Central Funds		80,811
Income before foreign taxes withheld		14,876,102
Less foreign taxes withheld		(668,855)
Total income		14,207,247
Expenses
Management fee	$2,621,594
Transfer agent fees	1,111,178
Distribution and service plan fees	126,032
Accounting and security lending fees	195,111
Custodian fees and expenses	85,015
Independent trustees' compensation	6,544
Registration fees	92,189
Audit	63,527
Legal	4,476
Miscellaneous	4,591
Total expenses before reductions	4,310,257
Expense reductions	(20,000)	4,290,257
Net investment income (loss)		9,916,990
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,820,595
Foreign currency transactions	(20,412)
Total net realized gain (loss)		18,800,183
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,775,467)
Assets and liabilities in foreign currencies	(19,074)
Total change in net unrealized appreciation (depreciation)		(22,794,541)
Net gain (loss)		(3,994,358)
Net increase (decrease) in net assets resulting from operations		$5,922,632

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,916,990	$6,793,871
Net realized gain (loss)	18,800,183	29,767,981
Change in net unrealized appreciation (depreciation)	(22,794,541)	10,181,937
Net increase (decrease) in net assets resulting from operations	5,922,632	46,743,789
Distributions to shareholders from net investment income	(5,351,966)	(6,758,423)
Distributions to shareholders from net realized gain	(10,638,166)	(13,002,325)
Total distributions	(15,990,132)	(19,760,748)
Share transactions - net increase (decrease)	30,504,182	(53,161,192)
Redemption fees	66,458	90,758
Total increase (decrease) in net assets	20,503,140	(26,087,393)
Net Assets
Beginning of period	376,667,802	402,755,195
End of period (including undistributed net investment income of $4,972,026 and undistributed net investment income of $4,396,784, respectively)	$397,170,942	$376,667,802

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class A

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.11	$8.37	$9.21	$8.46
Income from Investment Operations
Net investment income (loss)A	.26B	.16	.14	.16	.34C
Net realized and unrealized gain (loss)	(.10)D	1.09	2.03	(.65)	1.04
Total from investment operations	.16	1.25	2.17	(.49)	1.38
Distributions from net investment income	(.14)	(.16)	(.17)	(.17)	(.33)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.45)	(.51)	(.44)	(.35)	(.63)E
Redemption fees added to paid in capitalA	–F	–F	.01	–F	–F
Net asset value, end of period	$10.56	$10.85	$10.11	$8.37	$9.21
Total ReturnG,H	1.67%D	12.85%	26.94%	(4.88)%	16.76%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.34%	1.38%	1.40%	1.44%	1.42%
Expenses net of fee waivers, if any	1.34%	1.38%	1.40%	1.44%	1.42%
Expenses net of all reductions	1.34%	1.38%	1.39%	1.37%	1.36%
Net investment income (loss)	2.45%B	1.57%	1.51%	2.09%	3.67%C
Supplemental Data
Net assets, end of period (000 omitted)	$17,162	$13,933	$13,173	$7,117	$7,047
Portfolio turnover rateK	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.64%.

 E Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

 F Amount represents less than $.01 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class T

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.04	$8.32	$9.16	$8.41
Income from Investment Operations
Net investment income (loss)A	.22B	.13	.12	.14	.31C
Net realized and unrealized gain (loss)	(.08)D	1.07	2.01	(.66)	1.04
Total from investment operations	.14	1.20	2.13	(.52)	1.35
Distributions from net investment income	(.10)	(.14)	(.15)	(.14)	(.31)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.41)	(.48)E	(.42)	(.32)	(.60)
Redemption fees added to paid in capitalA	–F	–F	.01	–F	–F
Net asset value, end of period	$10.49	$10.76	$10.04	$8.32	$9.16
Total ReturnG,H	1.49%D	12.50%	26.62%	(5.23)%	16.54%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.64%	1.66%	1.68%	1.72%	1.69%
Expenses net of fee waivers, if any	1.64%	1.66%	1.68%	1.70%	1.69%
Expenses net of all reductions	1.63%	1.65%	1.66%	1.63%	1.63%
Net investment income (loss)	2.15%B	1.30%	1.23%	1.83%	3.41%C
Supplemental Data
Net assets, end of period (000 omitted)	$4,939	$5,563	$5,081	$2,570	$2,496
Portfolio turnover rateK	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividends which amounted to $.14 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .86%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.38%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.46%.

 E Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

 F Amount represents less than $.01 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class B

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$9.94	$8.24	$9.05	$8.32
Income from Investment Operations
Net investment income (loss)A	.17B	.08	.07	.10	.26C
Net realized and unrealized gain (loss)	(.08)D	1.08	1.99	(.64)	1.03
Total from investment operations	.09	1.16	2.06	(.54)	1.29
Distributions from net investment income	(.08)	(.08)	(.10)	(.09)	(.27)
Distributions from net realized gain	(.30)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.38)	(.43)	(.37)	(.27)	(.56)
Redemption fees added to paid in capitalA	–E	–E	.01	–E	–E
Net asset value, end of period	$10.38	$10.67	$9.94	$8.24	$9.05
Total ReturnF,G	.95%D	12.08%	25.87%	(5.61)%	15.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.12%	2.14%	2.16%	2.19%	2.17%
Expenses net of fee waivers, if any	2.12%	2.14%	2.16%	2.19%	2.17%
Expenses net of all reductions	2.12%	2.13%	2.14%	2.12%	2.11%
Net investment income (loss)	1.67%B	.82%	.76%	1.34%	2.92%C
Supplemental Data
Net assets, end of period (000 omitted)	$186	$373	$456	$457	$570
Portfolio turnover rateJ	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .37%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .92%.

 E Amount represents less than $.01 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class C

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.60	$9.89	$8.21	$9.03	$8.30
Income from Investment Operations
Net investment income (loss)A	.17B	.08	.07	.10	.26C
Net realized and unrealized gain (loss)	(.08)D	1.07	1.99	(.64)	1.04
Total from investment operations	.09	1.15	2.06	(.54)	1.30
Distributions from net investment income	(.07)	(.09)	(.12)	(.10)	(.28)
Distributions from net realized gain	(.30)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.37)	(.44)	(.39)	(.28)	(.57)
Redemption fees added to paid in capitalA	–E	–E	.01	–E	–E
Net asset value, end of period	$10.32	$10.60	$9.89	$8.21	$9.03
Total ReturnF,G	.97%D	12.04%	25.96%	(5.68)%	16.07%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.09%	2.13%	2.16%	2.19%	2.17%
Expenses net of fee waivers, if any	2.09%	2.13%	2.16%	2.19%	2.17%
Expenses net of all reductions	2.09%	2.13%	2.14%	2.12%	2.11%
Net investment income (loss)	1.70%B	.82%	.76%	1.34%	2.92%C
Supplemental Data
Net assets, end of period (000 omitted)	$6,548	$6,504	$6,872	$3,164	$3,208
Portfolio turnover rateJ	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .94%.

 E Amount represents less than $.01 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.21	$8.44	$9.30	$8.53
Income from Investment Operations
Net investment income (loss)A	.28B	.19	.17	.18	.36C
Net realized and unrealized gain (loss)	(.09)D	1.09	2.05	(.67)	1.06
Total from investment operations	.19	1.28	2.22	(.49)	1.42
Distributions from net investment income	(.16)	(.18)	(.19)	(.19)	(.35)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.47)	(.53)	(.46)	(.37)	(.65)E
Redemption fees added to paid in capitalA	–F	–F	.01	–F	–F
Net asset value, end of period	$10.68	$10.96	$10.21	$8.44	$9.30
Total ReturnG	1.95%D	13.12%	27.31%	(4.76)%	17.15%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.12%	1.13%	1.16%	1.19%	1.17%
Expenses net of fee waivers, if any	1.12%	1.13%	1.16%	1.19%	1.17%
Expenses net of all reductions	1.12%	1.13%	1.14%	1.12%	1.11%
Net investment income (loss)	2.67%B	1.82%	1.76%	2.34%	3.92%C
Supplemental Data
Net assets, end of period (000 omitted)	$330,910	$342,960	$367,269	$251,543	$322,045
Portfolio turnover rateJ	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.92%.

 E Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

 F Amount represents less than $.01 per share.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class I

Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$10.18	$8.42	$9.28	$8.51
Income from Investment Operations
Net investment income (loss)A	.29B	.19	.18	.18	.36C
Net realized and unrealized gain (loss)	(.09)D	1.09	2.03	(.67)	1.06
Total from investment operations	.20	1.28	2.21	(.49)	1.42
Distributions from net investment income	(.17)	(.19)	(.19)	(.20)	(.35)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)
Total distributions	(.48)	(.54)	(.46)	(.37)E	(.65)F
Redemption fees added to paid in capitalA	–G	–G	.01	–G	–G
Net asset value, end of period	$10.64	$10.92	$10.18	$8.42	$9.28
Total ReturnH	2.01%D	13.16%	27.33%	(4.73)%	17.18%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.03%	1.12%	1.10%	1.19%	1.17%
Expenses net of fee waivers, if any	1.03%	1.12%	1.10%	1.19%	1.17%
Expenses net of all reductions	1.03%	1.12%	1.09%	1.12%	1.11%
Net investment income (loss)	2.76%B	1.84%	1.81%	2.34%	3.92%C
Supplemental Data
Net assets, end of period (000 omitted)	$37,426	$7,336	$9,905	$1,947	$1,785
Portfolio turnover rateK	82%	59%	78%	138%	131%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.46%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.98%.

 E Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

 G Amount represents less than $.01 per share.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2015

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$17,307,736
Gross unrealized depreciation	(22,669,419)
Net unrealized appreciation (depreciation) on securities	$(5,361,683)
Tax Cost	$407,878,069

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,561,844
Capital loss carryforward	$(260,441,503)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,389,659)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(123,841,971)
2018	(136,599,532)
Total with expiration	$(260,441,503)

The Fund intends to elect to defer to its next fiscal year $5,003,212 of capital losses recognized during the period November 1, 2014 to July 31, 2015.

The tax character of distributions paid was as follows:

	July 31, 2015	July 31, 2014
Ordinary Income	$ 15,990,132	$ 19,760,748

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $288,764,035 and $298,002,141, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	–%	.25%	$35,975	$262
Class T	.25%	.25%	25,098	16
Class B	.75%	.25%	2,675	2,007
Class C	.75%	.25%	62,284	13,937
			$126,032	$16,222

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,704
Class T	1,620
Class B*	38
Class C*	1,701
$12,063

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$39,714.28
Class T	16,001.32
Class B	804.30
Class C	17,077.27
International Real Estate	997,303.30
Class I	40,279.21
	$1,111,178

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $193 for the period.

Other. During the period, the investment adviser reimbursed the Fund $97,302 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $540 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $50,462.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,886 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $1,581 and a portion of class-level operating expenses as follows:

Amount
Class A	$ 205
Class T	11
Class C	93
International Real Estate	1,021
Class I	194
$1,524

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2015	2014
From net investment income
Class A	$181,420	$187,181
Class T	50,433	65,518
Class B	2,573	3,710
Class C	43,291	59,254
International Real Estate	4,923,960	6,296,631
Class I	150,289	146,129
Total	$5,351,966	$6,758,423
From net realized gain
Class A	$396,004	$414,914
Class T	151,630	167,858
Class B	8,904	16,133
Class C	181,835	231,539
International Real Estate	9,576,263	11,906,952
Class I	323,530	264,929
Total	$10,638,166	$13,002,325

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended July 31,	2015	2014	2015	2014
Class A
Shares sold	673,844	587,302	$7,190,291	$6,069,117
Reinvestment of distributions	53,260	52,782	545,527	523,247
Shares redeemed	(386,439)	(659,545)	(4,035,124)	(6,744,761)
Net increase (decrease)	340,665	(19,461)	$3,700,694	$(152,397)
Class T
Shares sold	95,352	116,161	$1,006,443	$1,193,650
Reinvestment of distributions	18,282	21,965	185,991	216,331
Shares redeemed	(159,356)	(127,651)	(1,656,253)	(1,309,222)
Net increase (decrease)	(45,722)	10,475	$(463,819)	$100,759
Class B
Shares sold	491	2,791	$5,118	$27,886
Reinvestment of distributions	1,032	1,850	10,413	18,115
Shares redeemed	(18,524)	(15,540)	(192,621)	(158,043)
Net increase (decrease)	(17,001)	(10,899)	$(177,090)	$(112,042)
Class C
Shares sold	250,748	208,940	$2,602,917	$2,102,127
Reinvestment of distributions	19,920	27,197	199,577	264,712
Shares redeemed	(249,625)	(317,554)	(2,534,026)	(3,194,650)
Net increase (decrease)	21,043	(81,417)	$268,468	$(827,811)
International Real Estate
Shares sold	6,483,374	7,089,024	$69,046,559	$73,687,897
Reinvestment of distributions	1,337,840	1,734,141	13,829,911	17,353,365
Shares redeemed	(8,123,208)	(13,521,464)	(85,913,965)	(140,085,115)
Net increase (decrease)	(301,994)	(4,698,299)	$(3,037,495)	$(49,043,853)
Class I
Shares sold	3,546,789	435,461	$37,608,644	$4,524,767
Reinvestment of distributions	33,956	34,703	349,358	345,746
Shares redeemed	(734,873)	(771,815)	(7,744,578)	(7,996,361)
Net increase (decrease)	2,845,872	(301,651)	$30,213,424	$(3,125,848)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and Shareholders of Fidelity® International Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity® International Real Estate Fund (the Fund), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2015, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.The financial highlights for the year ended July 31, 2013 and all prior periods presented were audited by other auditors whose report dated September 16, 2013 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity® International Real Estate Fund as of July 31, 2015, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 18, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 75 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2014

Trustee

Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with SelectCo.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

David A. Rosow (1942)

Year of Election or Appointment: 2013

Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed oil refining, drilling and marketing of petroleum products (including specialty petroleum products), the recreation industry, and real estate development. Previously, Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of other Fidelity® funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of other Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to SelectCo, 1225 17th Street, Denver, Colorado 80202-5541.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Christopher S. Bartel (1971)

Year of Election or Appointment: 2009

Vice President

Mr. Bartel also serves as Vice President of other funds. Mr. Bartel serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-present), a Director of Fidelity Management & Research (Hong Kong) (investment adviser firm, 2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and Chief Legal Officer (CLO) of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2013

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Joseph DeSantis (1959)

Year of Election or Appointment: 2015

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as Group Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2014

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2013

Deputy Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Anthony R. Rochte (1968)

Year of Election or Appointment: 2013

Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period-B February 1, 2015 to July 31, 2015
Class A	1.33%
Actual		$1,000.00	$1,031.30	$6.70
Hypothetical-C		$1,000.00	$1,018.20	$6.66
Class T	1.63%
Actual		$1,000.00	$1,030.50	$8.21
Hypothetical-C		$1,000.00	$1,016.71	$8.15
Class B	2.12%
Actual		$1,000.00	$1,027.70	$10.66
Hypothetical-C		$1,000.00	$1,014.28	$10.59
Class C	2.07%
Actual		$1,000.00	$1,027.90	$10.41
Hypothetical-C		$1,000.00	$1,014.53	$10.34
International Real Estate	1.12%
Actual		$1,000.00	$1,032.90	$5.65
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class I	1.01%
Actual		$1,000.00	$1,033.00	$5.09
Hypothetical-C		$1,000.00	$1,019.79	$5.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses.

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor International Real Estate Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class I	09/14/15	09/11/15	$0.142	$0.121

Class I designates 39% and 8% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class I	09/15/2014	$0.2222	$0.0172
	12/22/2014	$0.0638	$0.0015

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

AIREI-ANN-0915
1.843172.108

Fidelity® Real Estate Investment Portfolio Annual Report July 31, 2015

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Real Estate Investment Portfolio	10.34%	13.49%	6.53%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Real Estate Investment Portfolio on July 31, 2005.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,822	Fidelity® Real Estate Investment Portfolio
$21,043	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity market gained strongly for the 12 months ending July 31, 2015, as stocks recovered from volatility in late 2014 and early 2015, supported by a still-positive economic backdrop. The S&P 500® Index returned 11.21%, with growth stocks in the index far outpacing value-oriented names on prospects for continued U.S. economic growth. As a result, the growth-oriented Nasdaq Composite Index® rose 18.71%, outpacing the broader S&P 500®, as well as the 12.03% advance of the smaller-cap Russell 2000® Index. Within the S&P 500®, seven of 10 sectors notched a gain, with significant performance variation. Health care (+27%) led the way, aided by merger activity. Consumer discretionary (+24%) benefited from spending linked to a seven-year low in unemployment. Strong first halves for consumer staples and the real estate segment of the financials sector yielded above-market returns (19% and 12%, respectively) for the full-year period. Conversely, energy (-26%) significantly lagged, due to a roughly 55% decline for U.S. crude-oil prices. Materials (-4%) also lost ground. At period end, investors remained focused on the slowing rate of U.S. earnings growth, the possible effect of a relatively stronger U.S. dollar on exports and inflation, and whether an economic slowdown in China would create ripples for the global economy.

Comments from Portfolio Manager Steven Buller:  For the year, the fund fell short of our sector benchmark, the Dow Jones U.S. Select Real Estate Securities IndexSM, which gained 11.29%. (For specific results, please see the Performance section of this report.) The relative result was hurt by subpar stock picking, especially in the retail subsector. Here, the fund’s biggest detractor was DDR, whose shares returned roughly -4% for the 12 months, partly because of the market’s uncertainty about a change in company management. Several other retail-oriented REITs hurt results, as well, including General Growth Properties (GGP). The biggest individual detractor was a position in Host Hotels & Resorts. Hotel owners struggled this period as the rate of revenue growth per available room declined. In contrast, the biggest positive impact came from an overweighting in self-storage REITs, the best-performing category in the Dow Jones Index. Within this group, overweightings in Extra Space Storage and Public Storage were positives; the companies’ shares rose 47% and about 23%, respectively. Another relative contributor was Senior Housing Properties Trust, an operator of senior health care facilities. We had minimal exposure to this index constituent – none, in fact, at period end – and this positioning was helpful, given the stock’s roughly -19% return.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Public Storage	8.0	6.4
Simon Property Group, Inc.	6.9	10.3
Host Hotels & Resorts, Inc.	4.7	4.5
Digital Realty Trust, Inc.	4.5	4.1
General Growth Properties, Inc.	4.5	1.7
Boston Properties, Inc.	4.2	4.3
Prologis, Inc.	3.8	2.7
HCP, Inc.	3.6	4.1
Duke Realty LP	3.5	3.0
DDR Corp.	3.3	3.4
	47.0

Top Five REIT Sectors as of July 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	17.9	17.1
REITs - Regional Malls	14.7	13.2
REITs - Office Property	11.7	12.1
REITs - Storage	10.9	8.3
REITs - Diversified	9.9	10.4

Asset Allocation (% of fund's net assets)

As of July 31, 2015
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

As of January 31, 2015
Stocks	96.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
Health Care Providers & Services - 0.1%
Health Care Facilities - 0.1%
Capital Senior Living Corp. (a)	210,000	$4,681
Real Estate Investment Trusts - 97.5%
REITs - Apartments - 17.9%
American Campus Communities, Inc.	2,468,603	92,128
Apartment Investment & Management Co. Class A	1,968,374	76,924
AvalonBay Communities, Inc.	393,200	67,764
Camden Property Trust (SBI)	1,083,600	86,287
Equity Residential (SBI)	1,926,800	144,144
Essex Property Trust, Inc.	581,900	130,875
Post Properties, Inc.	747,300	42,551
UDR, Inc.	4,303,241	145,493
		786,166
REITs - Diversified - 9.9%
Cousins Properties, Inc.	4,540,000	47,125
Digital Realty Trust, Inc. (b)	3,111,000	199,944
Duke Realty LP	7,570,600	152,699
DuPont Fabros Technology, Inc.	1,136,000	34,250
		434,018
REITs - Health Care - 6.9%
HCP, Inc.	4,078,500	157,593
Ventas, Inc.	2,137,754	143,422
		301,015
REITs - Hotels - 6.0%
Ashford Hospitality Prime, Inc.	351,667	5,120
DiamondRock Hospitality Co.	3,218,200	40,582
Host Hotels & Resorts, Inc.	10,498,405	203,459
RLJ Lodging Trust	451,300	13,462
		262,623
REITs - Manufactured Homes - 3.8%
Equity Lifestyle Properties, Inc.	1,798,687	104,108
Sun Communities, Inc.	914,363	63,557
		167,665
REITs - Office Property - 11.7%
Alexandria Real Estate Equities, Inc.	426,000	39,494
Boston Properties, Inc.	1,477,200	182,109
Brandywine Realty Trust (SBI)	1,882,100	25,917
Douglas Emmett, Inc.	1,647,000	48,274
Highwoods Properties, Inc. (SBI)	903,123	38,229
Hudson Pacific Properties, Inc.	190,000	5,848
New York (REIT), Inc.	3,825,203	39,629
Piedmont Office Realty Trust, Inc. Class A	1,220,600	22,227
SL Green Realty Corp.	945,946	108,916
		510,643
REITs - Regional Malls - 14.7%
General Growth Properties, Inc.	7,344,200	199,322
Simon Property Group, Inc.	1,604,772	300,445
Tanger Factory Outlet Centers, Inc.	1,511,300	49,087
The Macerich Co.	1,199,200	94,929
		643,783
REITs - Shopping Centers - 9.1%
Acadia Realty Trust (SBI)	1,059,000	33,867
Cedar Shopping Centers, Inc.	1,128,305	7,560
DDR Corp.	9,004,867	146,779
Kimco Realty Corp.	5,226,600	129,149
Kite Realty Group Trust	1,837,150	48,501
Ramco-Gershenson Properties Trust (SBI)	1,949,124	33,018
		398,874
REITs - Storage - 10.9%
Extra Space Storage, Inc.	1,702,600	125,175
Public Storage	1,708,200	350,490
		475,665
REITs - Warehouse/Industrial - 6.6%
Chambers Street Properties	3,561,566	26,427
DCT Industrial Trust, Inc.	2,307,873	80,222
Prologis, Inc.	4,145,400	168,345
Terreno Realty Corp.	728,361	15,274
		290,268

TOTAL REAL ESTATE INVESTMENT TRUSTS		4,270,720

Real Estate Management & Development - 1.6%
Real Estate Operating Companies - 1.6%
Forest City Enterprises, Inc. Class A (a)	2,997,700	69,996
TOTAL COMMON STOCKS
(Cost $3,328,335)		4,345,397

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.17% (c)	35,117,138	35,117
Fidelity Securities Lending Cash Central Fund, 0.18% (c)(d)	22,176,000	22,176
TOTAL MONEY MARKET FUNDS
(Cost $57,293)		57,293
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $3,385,628)		4,402,690
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(20,957)
NET ASSETS - 100%		$4,381,733

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$74
Fidelity Securities Lending Cash Central Fund	163
Total	$237

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		July 31, 2015
Assets
Investment in securities, at value (including securities loaned of $21,595) — See accompanying schedule: Unaffiliated issuers (cost $3,328,335)	$4,345,397
Fidelity Central Funds (cost $57,293)	57,293
Total Investments (cost $3,385,628)		$4,402,690
Receivable for investments sold		21,732
Receivable for fund shares sold		2,300
Dividends receivable		591
Distributions receivable from Fidelity Central Funds		12
Other receivables		155
Total assets		4,427,480
Liabilities
Payable for investments purchased	$12,419
Payable for fund shares redeemed	8,186
Accrued management fee	1,996
Other affiliated payables	838
Other payables and accrued expenses	132
Collateral on securities loaned, at value	22,176
Total liabilities		45,747
Net Assets		$4,381,733
Net Assets consist of:
Paid in capital		$3,236,912
Undistributed net investment income		13,584
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		114,175
Net unrealized appreciation (depreciation) on investments		1,017,062
Net Assets, for 107,400 shares outstanding		$4,381,733
Net Asset Value, offering price and redemption price per share ($4,381,733 ÷ 107,400 shares)		$40.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended July 31, 2015
Investment Income
Dividends		$109,959
Income from Fidelity Central Funds		237
Total income		110,196
Expenses
Management fee	$24,835
Transfer agent fees	9,129
Accounting and security lending fees	1,074
Custodian fees and expenses	55
Independent trustees' compensation	79
Registration fees	114
Audit	59
Legal	53
Miscellaneous	49
Total expenses before reductions	35,447
Expense reductions	(290)	35,157
Net investment income (loss)		75,039
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	203,425
Total net realized gain (loss)		203,425
Change in net unrealized appreciation (depreciation) on investment securities		123,115
Net gain (loss)		326,540
Net increase (decrease) in net assets resulting from operations		$401,579

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2015	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,039	$65,571
Net realized gain (loss)	203,425	66,238
Change in net unrealized appreciation (depreciation)	123,115	290,661
Net increase (decrease) in net assets resulting from operations	401,579	422,470
Distributions to shareholders from net investment income	(69,332)	(69,055)
Distributions to shareholders from net realized gain	–	(2,117)
Total distributions	(69,332)	(71,172)
Share transactions
Proceeds from sales of shares	1,073,115	708,676
Reinvestment of distributions	63,235	64,818
Cost of shares redeemed	(1,123,146)	(1,049,208)
Net increase (decrease) in net assets resulting from share transactions	13,204	(275,714)
Redemption fees	659	349
Total increase (decrease) in net assets	346,110	75,933
Net Assets
Beginning of period	4,035,623	3,959,690
End of period (including undistributed net investment income of $13,584 and undistributed net investment income of $9,580, respectively)	$4,381,733	$4,035,623
Other Information Shares
Sold	26,155	20,292
Issued in reinvestment of distributions	1,576	1,984
Redeemed	(27,772)	(31,199)
Net increase (decrease)	(41)	(8,923)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

		July 31,
Years ended July 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$37.56	$34.03	$32.18	$28.76	$23.32
Income from Investment Operations
Net investment income (loss)A	.67	.61	.56	.36	.24
Net realized and unrealized gain (loss)	3.19	3.58	1.76	3.41	5.47
Total from investment operations	3.86	4.19	2.32	3.77	5.71
Distributions from net investment income	(.63)	(.64)	(.47)	(.35)	(.27)
Distributions from net realized gain	–	(.02)	–	–	–
Total distributions	(.63)	(.66)	(.47)	(.35)	(.27)
Redemption fees added to paid in capitalA	.01	–B	–B	–B	–B
Net asset value, end of period	$40.80	$37.56	$34.03	$32.18	$28.76
Total ReturnC	10.34%	12.61%	7.28%	13.31%	24.67%
Ratios to Average Net AssetsD,E
Expenses before reductions	.78%	.80%	.81%	.84%	.85%
Expenses net of fee waivers, if any	.78%	.80%	.81%	.84%	.85%
Expenses net of all reductions	.78%	.80%	.80%	.84%	.85%
Net investment income (loss)	1.66%	1.78%	1.69%	1.28%	.90%
Supplemental Data
Net assets, end of period (in millions)	$4,382	$4,036	$3,960	$3,690	$3,542
Portfolio turnover rateF	34%	24%	26%	26%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.01 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2015
(Amounts in thousands except percentages)

1. Organization.

Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,124,742
Gross unrealized depreciation	(144,971)
Net unrealized appreciation (depreciation) on securities	$979,771
Tax Cost	$3,422,919

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$13,667
Undistributed long-term capital gain	$151,466
Net unrealized appreciation (depreciation) on securities and other investments	$979,771

The tax character of distributions paid was as follows:

	July 31, 2015	July 31, 2015
Ordinary Income	$69,332	$ 69,055
Long-term Capital Gains	–	2,117
Total	$69,332	$ 71,172

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,571,570 and $1,513,985, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $25 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $163.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $171 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses in the amount of less than five hundred dollars.

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $17 and a portion of class-level operating expenses in the amount of $102.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Select Portfolios and Shareholders of Fidelity® Real Estate Investment Portfolio:

We have audited the accompanying statement of assets and liabilities of Fidelity® Real Estate Investment Portfolio (the Fund), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2015, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2013 and all prior periods presented were audited by other auditors whose report dated September 13, 2013, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity® Real Estate Investment Portfolio as of July 31, 2015, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
September 18, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 75 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged SelectCo and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through SelectCo, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), SelectCo's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2014

Trustee

Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with SelectCo.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

David A. Rosow (1942)

Year of Election or Appointment: 2013

Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed oil refining, drilling and marketing of petroleum products (including specialty petroleum products), the recreation industry, and real estate development. Previously, Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of other Fidelity® funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2013

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of other Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to SelectCo, 1225 17th Street, Denver, Colorado 80202-5541.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Christopher S. Bartel (1971)

Year of Election or Appointment: 2009

Vice President

Mr. Bartel also serves as Vice President of other funds. Mr. Bartel serves as a Director, President, and Chief Executive Officer of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-present), a Director of Fidelity Management & Research (Hong Kong) (investment adviser firm, 2012-present), and Senior Vice President of Global Equity Research (2010-present). Previously, Mr. Bartel served as Senior Vice President of Equity Research (2009-2010), Managing Director of Research (2006-2009), and an analyst and portfolio manager (2000-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and Chief Legal Officer (CLO) of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2013

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Joseph DeSantis (1959)

Year of Election or Appointment: 2015

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as Group Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2014

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2013

Deputy Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Anthony R. Rochte (1968)

Year of Election or Appointment: 2013

Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period-B February 1, 2015 to July 31, 2015
Actual	.78%	$1,000.00	$936.20	$3.74
Hypothetical-C		$1,000.00	$1,020.93	$3.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses.

Distributions (Unaudited)

The Board of Trustees of Fidelity Real Estate Investment Portfolio voted to pay on September 14, 2015 to shareholders of record at the opening of business on September 11, 2015, a distribution of $1.430 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.175 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2015, $156,333,925, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

REA-ANN-0915
1.700141.118

Item 2.

Code of Ethics

As of the end of the period, July 31, 2015, Fidelity Select Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that David A. Rosow is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Rosow is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity International Real Estate Fund and Fidelity Real Estate Investment Portfolio (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Real Estate Fund	$48,000	$-	$6,000	$700
Fidelity Real Estate Investment Portfolio	$43,000	$-	$5,800	$1,600

July 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Real Estate Fund	$51,000	$-	$6,100	$900
Fidelity Real Estate Investment Portfolio	$50,000	$-	$5,900	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity SelectCo, LLC (“SelectCo”) and entities controlling, controlled by, or under common control with SelectCo (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2015A	July 31, 2014A
Audit-Related Fees	$-	$355,000
Tax Fees	$-	$-
All Other Fees	$175,000	$745,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, SelectCo (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2015 A	July 31, 2014 A
Deloitte Entities	$550,000	$1,950,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and SelectCo’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	September 25, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2015